ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2012	2013
Billed receivable	$106,882	$98,421
Unbilled receivable	140,197	161,675

	247,079	260,096
Less: Allowance for doubtful accounts	16,386	13,646

	$230,693	$246,450

Schedule of movement of the allowance for doubtful accounts

	As of December 31,
	2011	2012	2013
Balance at the beginning of the year	$3,698	$4,002	$16,386
Balance brought forward from VanceInfo	—	10,197	—
Allowance for doubtful accounts	477	5,153	343
Write-off	(388)	(2,751)	(2,978)
Foreign currency translation adjustments	215	(215)	(105)

Balance at the end of the year	$4,002	$16,386	$13,646